SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
International Fixed Income Fund

Supplement Dated February 27, 2006
to the Class A Shares Prospectus Dated September 30, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Large Cap Disciplined Equity and International Fixed Income Funds

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Disciplined Equity and International Fixed Income Funds. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Bridgewater Associates, Inc. under the sub-sections "Large Cap Disciplined Equity Fund" and "International Fixed Income Fund" are hereby deleted.

There are no changes to the other sub-advisers of the Large Cap Disciplined Equity and International Fixed Income Funds.

Change to the International Fixed Income Fund's Investment Policy

At a meeting held on January 31, 2006, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policy of the International Fixed Income Fund (the "Fund"). This change will permit the Fund's sub-advisers to invest in below investment grade securities. The Prospectus is hereby amended and supplemented to reflect this change by deleting the text of the "Investment Strategy" section for the International Fixed Income Fund and inserting the following language in its place:

Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in foreign government, corporate, and mortgage-backed securities. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. The Fund will also invest in securities rated below investment grade (junk bonds).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

In the section entitled "What are the Risks of Investing in the Fund?," the following paragraph is hereby added:

Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-391 (2/06)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
International Fixed Income Fund

Supplement Dated February 27, 2006
to the Statement of Additional Information ("SAI") Dated September 30, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Large Cap Disciplined Equity and International Fixed Income Funds

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Disciplined Equity and International Fixed Income Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Bridgewater Associates, Inc. is hereby deleted.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to Bridgewater Associates, Inc. is hereby deleted.

Change to the International Fixed Income Fund's Investment Policy

At a meeting held on January 31, 2006, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policies of the International Fixed Income Fund (the "Fund"). This change will permit the Fund's sub-advisers to invest in below investment grade securities. The SAI is hereby amended and supplemented to reflect this change. In the section entitled "Investment Objectives and Policies," the sub-section related to the Fund is hereby deleted and replaced with the following:

INTERNATIONAL FIXED INCOME FUND—The International Fixed Income Fund seeks to provide capital appreciation and current income.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in foreign government, corporate, and mortgage-backed securities. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States. The Fund may acquire all types of fixed income securities issued by foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may invest in traditional fixed income securities such as bonds and debentures, and in structured securities that derive interest and principal payments from specified assets or indices. All such investments will be in investment grade securities denominated in various currencies, including the European Currency Unit.

The Fund may invest its remaining assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and preferred stocks of U.S. and foreign issuers. The Fund also may engage in short selling against the box. The Fund may also invest in securities of companies located in and governments of emerging market countries. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Investments in emerging markets countries will not exceed 5% of the Fund's total assets at the time of purchase. Such investments entail risks different from investments in securities of companies and governments of more developed, stable nations.

The Fund may also invest in illiquid securities, shares of other investment companies, obligations of supranational entities, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified borrowers. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the Sub-Advisers to be of comparable quality to such securities and debt obligations at the time of purchase. The Fund may also invest in securities rated below investment grade.

There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Maturities may vary widely depending on the Fund's Sub-Advisers' assessment of interest rate trends and other economic and market factors.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

The Fund is a non-diversified fund. Investment in a non-diversified company may entail greater risk than investment in a diversified company. The Fund's ability to focus its investments on a fewer number of issuers means that economic, political or regulatory developments affecting the Fund's investment securities could have a greater impact on the total value of the Fund than would be the case if the Fund were diversified among more issuers. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-392 (2/06)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund

Supplement Dated February 27, 2006
to the Class A Shares Prospectus Dated November 30, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Large Cap Diversified Alpha Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Diversified Alpha Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Bridgewater Associates, Inc. under the sub-section "Large Cap Diversified Alpha Fund" is hereby deleted.

There are no changes to the other sub-advisers of the Large Cap Diversified Alpha Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-393 (2/06)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund

Supplement Dated February 27, 2006
to the Statement of Additional Information ("SAI") Dated October 28, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Large Cap Diversified Alpha Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Diversified Alpha Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Bridgewater Associates, Inc. is hereby deleted.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to Bridgewater Associates, Inc. is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-394 (2/06)